Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues (Note 3)	$ 169,551	$ 147,316
Expenses:
Voyage expenses	7,782	8,031
Vessel operating expenses	37,594	28,555
Vessel operating expenses - related parties (Note 4)	5,212	4,571
General and administrative expenses (including $1,296 and $1,063 to related parties, for the six-month periods ended June 30, 2023 and 2022, respectively) (Note 4)	5,115	3,894
Vessel depreciation and amortization (Note 5)	40,053	36,032
Impairment of vessel (Note 5)	7,956	0
Operating income, net	65,839	66,233
Other income / (expense), net:
Interest expense and finance cost	(49,190)	(22,052)
Other income, net	791	1,386
Total other expense, net	(48,399)	(20,666)
Partnership’s net income	17,440	45,567
General Partner’s interest in Partnership’s net income	297	789
Partnership’s net income allocable to unvested units	423	1,043
Common unit holders’ interest in Partnership’s net income	$ 16,720	$ 43,735
Net income per (Note 11):
Earnings Per Share, Basic	$ 0.85	$ 2.26
Earnings Per Share, Diluted	$ 0.85	$ 2.26
Weighted Average Number of Shares Outstanding, Basic	19,639,212	19,316,608
Weighted Average Number of Shares Outstanding, Diluted	19,639,212	19,316,608
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	$ 1,650	$ 0
Partnership’s comprehensive income	$ 19,090	$ 45,567